Other receivables	12 Months Ended
Dec. 31, 2025
Other Receivables
Other receivables

16. Other receivables

	2025	2024

Other receivables	1,002,629	1,415,263
Other receivables - ECL	(1,946)	(1,820)
Total	1,000,683	1,413,443

Other receivables are mostly related to credit card receivables acquired from merchant acquirers which are due from credit card issuers (mainly banks and other financial institutions), and measured initially at fair value. Additionally, other receivables are used as underlying collateral in repurchase agreement transactions, as mentioned in note 21. As of December 31, 2024, the balance also included receivables related to the agreement with Mastercard, including incentive mechanisms linked to prepaid and credit card transaction volume performance and other performance obligations. As of December 31, 2025, the total amount of the Group's exposure was classified as Stage 1 Strong (PD<5%), with no transfers between stages for the years ended December 31, 2025 and 2024.

All receivables are classified in stages. The explanation of each stage is set out in the Company's accounting policies, as disclosed in the note 4.